Summary of Significant Accounting Policies - Advertising (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
General and administrative
Summary of Significant Accounting Policies
Advertising costs	$ 5,206	$ 22,448	$ 0